UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.1%

Consumer Products – 8.3%
Apparel, Shoes and Accessories - 3.0%
LaCrosse Footwear	253,231	$3,887,096
Luk Fook Holdings (International)	2,090,700	2,108,405
True Religion Apparel [a]	98,000	2,975,280
Van De Velde	42,950	1,929,427
Volcom [a]	290,225	5,665,192

		16,565,400

Food/Beverage/Tobacco - 2.6%
Asian Citrus Holdings	5,540,000	4,539,750
Binggrae Company	51,000	2,134,297
Sipef	72,000	4,556,014
Societe Internationale de Plantations d’Heveas	52,000	3,430,922

		14,660,983

Health, Beauty and Nutrition - 0.4%
Nutraceutical International [a]	146,500	2,188,710

Home Furnishing and Appliances - 0.7%
AS Creation Tapeten	61,000	2,584,564
Lumber Liquidators Holdings [a]	44,800	1,194,816

		3,779,380

Sports and Recreation - 1.4%
Arctic Cat [a]	320,017	3,472,185
Piscines Desjoyaux	155,181	1,676,762
RC2 Corporation [a]	165,000	2,470,050

		7,618,997

Other Consumer Products - 0.2%
Shamir Optical Industry	145,700	1,417,661

Total		46,231,131

Consumer Services – 3.5%
Direct Marketing - 0.4%
Manutan International	41,000	2,270,444

Leisure and Entertainment - 0.2%
Multimedia Games [a]	337,906	1,317,833

Online Commerce - 1.0%
CryptoLogic	385,000	1,466,850
GS Home Shopping	29,100	1,792,629
Vitacost.com [a]	198,900	2,396,745

		5,656,224

Retail Stores - 1.9%
Buckle (The)	76,025	2,794,679
Cache [a]	138,433	762,766
Cato Corporation (The) Cl. A	124,300	2,664,992
Jos. A. Bank Clothiers [a]	44,780	2,447,227
Lewis Group	231,000	1,791,865

		10,461,529

Total		19,706,030

Financial Intermediaries – 4.5%
Banking - 1.4%
Bancorp (The) [a]	202,528	1,802,499
BCB Holdings [a]	1,303,907	2,127,078
Canadian Western Bank	81,000	1,929,996
Pacific Continental	165,600	1,738,800

		7,598,373

Insurance - 1.4%
American Physicians Service Group	40,000	1,000,000
American Safety Insurance Holdings [a]	144,200	2,392,278
Argo Group International Holdings	50,027	1,630,380
Navigators Group [a]	42,500	1,671,525
United Fire & Casualty	78,630	1,414,554

		8,108,737

Securities Brokers - 1.5%
FBR Capital Markets [a]	401,500	1,826,825
GMP Capital	203,600	2,856,594
Sanders Morris Harris Group	420,000	2,599,800
Thomas Weisel Partners Group [a]	273,400	1,071,728

		8,354,947

Securities Exchanges - 0.2%
Hellenic Exchanges	116,000	1,018,391

Total		25,080,448

Financial Services – 3.9%
Investment Management - 3.0%
Brait	10,000	27,664
CapMan Cl. B	1,006,000	2,364,233
Deutsche Beteiligungs	49,000	1,129,725
Endeavour Financial [a]	1,472,900	3,523,996
Gluskin Sheff + Associates	187,900	4,116,354
Sprott Resource [a]	977,500	4,523,458
U.S. Global Investors Cl. A	112,300	1,110,647

		16,796,077

Other Financial Services - 0.9%
Kennedy-Wilson Holdings [a]	495,814	5,032,512

Total		21,828,589

Health – 12.7%
Commercial Services - 0.9%
OdontoPrev	69,000	2,395,901
PDI [a]	382,320	2,875,046

		5,270,947

Drugs and Biotech - 4.2%
Anika Therapeutics [a]	133,252	950,087
Bukwang Pharmaceutical	123,000	1,755,667
CombiMatrix Corporation [a,b]	165,800	832,316
Daewoong Pharmaceutical	9,296	410,800
Dyax Corporation [a]	468,316	1,596,958
Genoptix [a]	117,924	4,185,123
Lexicon Pharmaceuticals [a]	1,491,286	2,207,103
Maxygen [a]	117,200	770,004
Orchid Cellmark [a]	884,200	1,679,980
Simcere Pharmaceutical Group ADR [a]	101,400	862,914
Sinovac Biotech [a]	460,000	2,718,600
3SBio ADR [a]	101,200	1,252,856
ULURU [a]	2,598,490	436,546
Vetoquinol	85,000	2,686,444
YM Biosciences [a]	737,800	870,604

		23,216,002

Health Services - 1.1%
BioClinica [a]	292,123	1,299,947
CorVel Corporation [a]	66,225	2,367,544
U.S. Physical Therapy [a]	141,960	2,470,104

		6,137,595

Medical Products and Devices - 6.5%
ArthroCare Corporation [a]	70,500	2,095,260
Bruker Corporation [a]	178,406	2,613,648
Cerus Corporation [a]	400,000	1,116,000
Cynosure Cl. A [a]	222,800	2,504,272
Exactech [a]	163,499	3,428,574
Merit Medical Systems [a]	117,700	1,794,925
Neogen Corporation [a]	63,739	1,599,849
NMT Medical [a]	391,000	1,771,230
SenoRx [a]	327,833	2,399,738
Solta Medical [a]	571,323	1,228,344
Somanetics Corporation [a]	65,600	1,255,584
STRATEC Biomedical Systems	26,000	921,995
SurModics [a,b]	102,046	2,136,843
Syneron Medical [a]	550,385	6,015,708
Virtual Radiologic [a]	272,648	2,999,128
Young Innovations	86,153	2,426,068

		36,307,166

Total		70,931,710

Industrial Products – 12.8%
Building Systems and Components - 2.0%
AAON	111,304	2,517,696
Drew Industries [a]	235,733	5,190,841
LSI Industries	446,713	3,046,583
WaterFurnace Renewable Energy	20,000	562,989

		11,318,109

Industrial Components - 1.4%
Graham Corporation	214,600	3,860,654
Orion Energy Systems [a,b]	355,075	1,739,867
Voltamp Transformers	111,140	2,113,876

		7,714,397

Machinery - 3.0%
Burckhardt Compression Holding	25,500	5,030,349
FreightCar America	83,400	2,014,944
Hollysys Automation Technologies [a]	50,000	575,500
Jinpan International	88,000	1,830,400
Kadant [a]	203,031	2,925,676
Key Technology [a]	207,429	2,852,149
Schoeller-Bleckmann Oilfield Equipment	28,500	1,501,633

		16,730,651

Metal Fabrication and Distribution - 4.3%
Castle (A.M.) & Co. [a]	181,221	2,370,371
Foster (L.B.) Company Cl. A [a]	100,176	2,894,085
Horsehead Holding Corporation [a]	496,500	5,878,560
Olympic Steel	211,500	6,905,475
RBC Bearings [a]	153,244	4,883,886
Samuel Manu-Tech [a]	231,000	1,121,282

		24,053,659

Miscellaneous Manufacturing - 0.9%
Semperit AG Holding	127,713	4,986,848

Pumps, Valves and Bearings - 0.5%
Pfeiffer Vacuum Technology	38,000	2,899,847

Specialty Chemicals and Materials - 0.7%
American Vanguard	164,133	1,337,684
Huchems Fine Chemical (Rights) [a,c]	9,958	51,487
Phoscan Chemical [a]	1,681,800	662,354
Victrex	144,000	1,924,067

		3,975,592

Total		71,679,103

Industrial Services – 11.5%
Advertising and Publishing - 0.2%
Saraiva SA Livreiros Editores	63,200	1,258,065

Commercial Services - 4.3%
ATC Technology [a]	205,631	3,528,628
Begbies Traynor	947,000	1,106,545
CRA International [a]	107,306	2,459,454
Electro Rent	148,200	1,945,866
Exponent [a]	121,988	3,479,098
Forrester Research [a]	44,200	1,329,094
GP Strategies [a]	532,700	4,453,372
Healthcare Locums	392,100	1,071,020
Heritage-Crystal Clean [a]	270,967	3,061,927
Intersections [a]	81,122	335,845
Lincoln Educational Services [a]	58,735	1,485,996

		24,256,845

Engineering and Construction - 2.1%
Cavco Industries [a]	150,804	5,148,449
Layne Christensen [a]	73,200	1,955,172
Sterling Construction [a]	279,852	4,399,273

		11,502,894

Food, Tobacco and Agriculture - 0.7%
BioExx Specialty Proteins [a]	770,000	1,614,828
Harbinger Group [a]	344,300	2,330,911

		3,945,739

Industrial Distribution - 0.3%
Houston Wire & Cable	133,400	1,544,772

Printing - 1.5%
Courier Corporation	159,618	2,635,293
CSS Industries	84,300	1,694,430
Domino Printing Sciences	349,352	2,052,707
Ennis	140,600	2,287,562

		8,669,992

Transportation and Logistics - 2.4%
Euroseas	677,998	2,603,512
Marten Transport [a]	173,791	3,425,421
Patriot Transportation Holding [a]	65,480	5,531,750
Vitran Corporation [a]	148,850	1,801,085

		13,361,768

Total		64,540,075

Natural Resources – 17.9%
Energy Services - 7.2%
Boots & Coots [a]	1,421,400	3,454,002
Dawson Geophysical [a,b]	137,429	4,018,424
Gulf Island Fabrication	144,246	3,137,351
Lamprell	1,707,701	6,271,272
OYO Geospace [a]	99,109	4,738,401
Pioneer Drilling [a]	170,000	1,196,800
T-3 Energy Services [a]	248,645	6,106,721
Tesco Corporation [a]	166,980	1,948,657
TGC Industries [a]	691,556	2,793,886
Total Energy Services	538,900	4,457,008
Union Drilling [a]	249,269	1,535,497
World Energy Solutions [a]	230,700	715,170

		40,373,189

Oil and Gas - 1.5%
Approach Resources [a]	235,200	2,135,616
Gran Tierra Energy [a,b]	444,100	2,620,190
VAALCO Energy [a]	383,000	1,892,020
Vantage Drilling [a]	1,030,400	1,524,992

		8,172,818

Precious Metals and Mining - 8.9%
Alamos Gold [a]	313,300	4,185,971
Allied Nevada Gold [a]	407,429	6,751,099
Bear Creek Mining [a]	372,200	1,392,566
Crosshair Exploration & Mining [a]	3,247,500	620,272
Eldorado Gold [a]	183,000	2,210,640
Endeavour Silver [a,b]	586,300	1,882,023
Entree Gold [a]	853,700	2,467,193
Fronteer Development Group [a]	1,040,200	5,357,030
Gammon Gold [a]	211,147	1,518,147
Great Basin Gold [a]	1,354,175	2,306,624
Keegan Resources [a]	346,800	2,079,468
Lumina Copper [a]	1,004,400	1,137,262
Quaterra Resources [a]	542,500	801,211
Red Back Mining [a]	211,400	4,318,958
Silvercorp Metals	842,400	5,795,712
Uranium Resources [a]	887,000	629,770
US Gold [a]	1,231,796	3,325,849
Victoria Gold [a]	2,015,000	1,468,123
Western Copper [a]	720,000	1,361,099

		49,609,017

Other Natural Resources - 0.3%
Magma Energy [a]	1,352,300	1,890,677

Total		100,045,701

Technology – 13.8%
Aerospace and Defense - 0.8%
Ducommun	115,800	2,432,958
LaBarge [a]	159,699	1,764,674

		4,197,632

Components and Systems - 2.1%
LaCie [a]	98,079	630,559
SMART Modular Technologies (WWH) [a]	633,772	4,886,382
Super Micro Computer [a]	125,511	2,168,830
Xyratex [a]	229,200	3,880,356

		11,566,127

Distribution - 0.6%
Diploma	1,138,000	3,427,924

IT Services - 0.8%
iGATE Corporation	216,924	2,110,670
Neurones	240,000	2,314,475

		4,425,145

Semiconductors and Equipment - 5.1%
Advanced Energy Industries [a]	140,200	2,321,712
ATMI [a]	230,900	4,458,679
CEVA [a]	301,789	3,518,860
GSI Technology [a]	383,400	1,786,644
Inficon Holding	17,000	2,292,678
Rudolph Technologies [a]	274,541	2,352,816
Sigma Designs [a,b]	305,364	3,581,920
Smartrac [a]	85,000	1,848,365
Supertex [a]	102,300	2,617,857
TTM Technologies [a]	407,378	3,617,517

		28,397,048

Software - 2.0%
Double-Take Software [a]	280,150	2,496,137
Fundtech [a]	184,900	2,588,600
Pervasive Software [a]	210,600	1,065,636
Phoenix Technologies [a]	493,975	1,590,600
PROS Holdings [a]	161,523	1,595,847
Smith Micro Software [a]	213,254	1,885,165

		11,221,985

Telecommunications - 2.4%
Anaren [a]	204,368	2,910,200
Atlantic Tele-Network	125,650	5,645,455
Digi International [a]	215,200	2,289,728
KVH Industries [a]	214,000	2,822,660

		13,668,043

Total		76,903,904

Miscellaneous [d] – 3.2%
Total		18,046,912

TOTAL COMMON STOCKS
(Cost $457,915,158)		514,993,603

REPURCHASE AGREEMENT – 7.3%
State Street Bank & Trust Company,
0.005% dated 3/31/10, due 4/1/10,
maturity value $41,055,006 (collateralized
by obligations of various U.S. Government
Agencies, 0.95%-4.625% due 11/30/10-10/10/12,
valued at $42,083,238)
(Cost $41,055,000)		41,055,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0150%)
(Cost $7,604,967)		7,604,967

TOTAL INVESTMENTS – 100.8%
(Cost $506,575,125)		563,653,570

LIABILITIES LESS CASH AND OTHER ASSETS – (0.8)%		(4,535,574)

NET ASSETS – 100.0%		$559,117,996

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2010 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.5%

Consumer Products – 12.6%
Apparel, Shoes and Accessories - 6.1%
Guess?	139,745	$6,565,220
Steven Madden [a]	313,808	15,313,831
Wolverine World Wide	334,252	9,746,788

		31,625,839

Food/Beverage/Tobacco - 2.2%
J & J Snack Foods	134,423	5,843,368
Lancaster Colony	89,526	5,278,453

		11,121,821

Health, Beauty and Nutrition - 4.3%
Inter Parfums	316,296	4,687,506
NBTY [a]	279,800	13,424,804
Nutraceutical International [a]	285,104	4,259,454

		22,371,764

Total		65,119,424

Consumer Services – 10.8%
Leisure and Entertainment - 2.3%
International Speedway Cl. A	242,600	6,251,802
World Wrestling Entertainment Cl. A	331,359	5,732,511

		11,984,313

Restaurants and Lodgings - 0.1%
Ark Restaurants	19,294	263,170

Retail Stores - 8.4%
American Eagle Outfitters	101,200	1,874,224
Buckle (The) [b]	329,719	12,120,470
Cato Corporation (The) Cl. A	278,700	5,975,328
Dress Barn (The) [a]	550,397	14,398,386
Jos. A. Bank Clothiers [a]	168,100	9,186,665

		43,555,073

Total		55,802,556

Financial Intermediaries – 14.7%
Insurance - 12.8%
Allied World Assurance Company Holdings	181,400	8,135,790
American Safety Insurance Holdings [a]	171,660	2,847,840
Amerisafe [a]	253,307	4,146,636
Aspen Insurance Holdings	376,200	10,849,608
Donegal Group Cl. A	25,115	364,419
EMC Insurance Group	48,716	1,097,084
Harleysville Group	158,770	5,360,075
Max Capital Group	277,063	6,369,678
Meadowbrook Insurance Group	687,860	5,434,094
Montpelier Re Holdings	424,677	7,138,820
Reinsurance Group of America	150,600	7,909,512
State Auto Financial	26,283	471,780
Validus Holdings	212,900	5,861,137

		65,986,473

Securities Brokers - 1.9%
Knight Capital Group Cl. A [a]	660,400	10,071,100

Total		76,057,573

Financial Services – 3.2%
Insurance Brokers - 0.8%
Brown & Brown	244,385	4,379,379

Investment Management - 2.4%
Federated Investors Cl. B	473,900	12,501,482

Total		16,880,861

Health – 12.9%
Commercial Services - 1.0%
Chemed Corporation	94,900	5,160,662

Drugs and Biotech - 1.6%
Emergent Biosolutions [a]	495,196	8,314,341

Health Services - 7.6%
Almost Family [a]	168,814	6,362,600
Gentiva Health Services [a]	364,200	10,299,576
LHC Group [a]	180,300	6,045,459
MEDNAX [a]	142,000	8,262,980
Pharmaceutical Product Development	156,300	3,712,125
U.S. Physical Therapy [a]	270,600	4,708,440

		39,391,180

Medical Products and Devices - 2.7%
Kensey Nash [a]	80,929	1,909,115
Obagi Medical Products [a]	489,991	5,968,090
Patterson Companies	189,700	5,890,185

		13,767,390

Total		66,633,573

Industrial Products – 6.9%
Automotive - 0.8%
Dorman Products [a]	208,367	3,956,889

Building Systems and Components - 0.8%
Simpson Manufacturing	139,485	3,872,104

Industrial Components - 1.3%
GrafTech International [a]	507,100	6,932,057

Machinery - 1.1%
Lincoln Electric Holdings	63,700	3,460,821
Rofin-Sinar Technologies [a]	92,892	2,101,217

		5,562,038

Metal Fabrication and Distribution - 1.3%
Schnitzer Steel Industries Cl. A	51,100	2,684,283
Sims Metal Management ADR	205,570	4,037,395

		6,721,678

Paper and Packaging - 0.5%
Orchids Paper Products [a]	157,200	2,585,940

Pumps, Valves and Bearings - 1.1%
Gardner Denver	133,249	5,868,286

Total		35,498,992

Industrial Services – 10.1%
Commercial Services - 5.5%
ATC Technology [a]	329,159	5,648,368
FTI Consulting [a]	40,800	1,604,256
ManTech International Cl. A [a]	234,700	11,460,401
MAXIMUS	161,300	9,828,009

		28,541,034

Food, Tobacco and Agriculture - 1.3%
American Italian Pasta Cl. A [a]	164,969	6,412,345

Industrial Distribution - 0.1%
Applied Industrial Technologies	25,000	621,250

Transportation and Logistics - 3.2%
Kirby Corporation [a]	162,300	6,191,745
Star Bulk Carriers	22,706	66,075
Tidewater	217,900	10,300,133

		16,557,953

Total		52,132,582

Natural Resources – 11.3%
Energy Services - 7.6%
Atwood Oceanics [a]	156,700	5,426,521
Ensign Energy Services	276,200	3,997,578
Helmerich & Payne	34,400	1,309,952
Major Drilling Group International	69,900	1,761,867
Oil States International [a]	143,100	6,488,154
Pioneer Drilling [a]	229,564	1,616,130
Rowan Companies [a]	283,400	8,249,774
Trican Well Service	151,400	1,958,742
Unit Corporation [a]	205,700	8,696,996

		39,505,714

Oil and Gas - 1.6%
Cimarex Energy	67,118	3,985,467
Energen Corporation	88,600	4,122,558

		8,108,025

Precious Metals and Mining - 2.1%
Agnico-Eagle Mines	55,500	3,089,685
Pan American Silver	124,900	2,891,435
Red Back Mining [a]	238,000	4,862,403

		10,843,523

Total		58,457,262

Technology – 5.6%
Components and Systems - 0.7%
Rimage Corporation [a]	251,598	3,638,107

Internet Software and Services - 1.1%
EarthLink	678,600	5,795,244

IT Services - 0.9%
Total System Services	302,200	4,732,452

Semiconductors and Equipment - 0.9%
MKS Instruments [a]	243,300	4,766,247

Telecommunications - 2.0%
Comtech Telecommunications [a]	318,366	10,184,528

Total		29,116,578

Miscellaneous [d] – 0.4%
Total		1,964,428

TOTAL COMMON STOCKS
(Cost $365,458,588)		457,663,829

REPURCHASE AGREEMENT – 11.6%
State Street Bank & Trust Company,
0.005% dated 3/31/10, due 4/1/10,
maturity value $59,877,008 (collateralized
by obligations of various U.S. Government
Agencies, due 4/26/10-4/28/10, valued at
$61,375,000)
(Cost $59,877,000)		59,877,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0150%)
(Cost $1,349,110)		1,349,110

TOTAL INVESTMENTS – 100.4%
(Cost $426,684,698)		518,889,939

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(2,014,571)

NET ASSETS – 100.0%		$516,875,368

[a]	Non-income producing.
[b]	All or a portion of these securities were on loan at March 31, 2010.

Fund	Market Value

Micro-Cap Portfolio	$7,360,129
Small-Cap Portfolio	1,313,729

[c]
A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

[d]	Includes securities first acquired in 2010 and less than 1% of net assets.

TAX INFORMATION:
At March 31, 2010, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$506,868,780	$56,784,790	$123,504,951	$66,720,161
Small-Cap Portfolio	426,825,364	92,064,575	101,605,514	9,540,939

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common stocks	$370,658,153	$144,283,963	$51,487	$514,993,603
Cash equivalents	7,604,967	41,055,000	-	48,659,967
Small-Cap Portfolio
Common stocks	445,083,239	12,580,590	-	457,663,829
Cash equivalents	1,349,110	59,877,000	-	61,226,110

Level 3 Reconciliation:

				Realized and
				Unrealized
	Balance as of 12/31/09	Purchases	Sales	Gain (Loss)	Balance as of 3/31/10

Micro-Cap Portfolio
Common stocks	$-	$-	$-	$51,487	$51,487

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 26, 2010

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: May 26, 2010